Document and Entity Information	Nov. 20, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001340476
Document Type	8-K
Document Period End Date	Nov. 20, 2023
Entity Registrant Name	DIRTT ENVIRONMENTAL SOLUTIONS LTD
Entity Incorporation State Country Code	Z4
Entity File Number	001-39061
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	7303 30th Street S.E.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2C 1N6
City Area Code	(403)
Local Phone Number	723-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true